Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail) - The Company Option Plans [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 TWD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	212,240,000	81,262,000	96,802,000
Options granted		150,000,000	0
Number of options, forfeited	(5,873,000)	(1,471,000)	(1,206,000)
Number of options, exercised	(18,266,000)	(17,551,000)	(14,334,000)
Number of options, Ending balance	188,101,000	212,240,000	81,262,000
Number of options, exercisable, end of year	44,242,000	62,505,000	58,216,000
Weighted-average fair value of options granted (NT$)	0		0
Weighted average exercise price, Beginning balance | $ / shares	$ 89.1	$ 50.2	$ 53.3
Options granted | $ / shares		107	0
Weighted average exercise price, Options forfeited | $ / shares	103.7	66.9	51.1
Weighted average exercise price, Options exercised | $ / shares	48	50.9	51.5
Weighted average exercise price, Ending balance | $ / shares	89.6	89.1	50.2
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 44.3	$ 46.5	$ 51.3
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $		$ 29.7
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $		$ 35.1